INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Net revenue	$ 1,786	$ 1,688	$ 3,420	$ 3,273
Cost of revenue	1,281	1,280	2,464	2,510
Gross profit	505	408	956	763
Research and development expenses	174	134	306	261
Selling, general and administrative expenses and other	157	78	296	155
Operating expenses	331	212	602	416
Income from operations	174	196	354	347
Finance income (expense), net	9	17	24	31
Other income (expense), net	13	8	3	38
Income before income taxes	196	221	381	416
Income tax (expense) benefit	(29)	7	(110)	23
Net income	167	228	271	439
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	166	228	269	438
Non-controlling interests	1	0	2	1
Net income	$ 167	$ 228	$ 271	$ 439
Net earnings per share attributable to the equity holders of the Company:
Basic (in USD per share)	$ 0.30	$ 0.41	$ 0.49	$ 0.79
Diluted (in USD per share)	$ 0.30	$ 0.41	$ 0.48	$ 0.79
Weighted average common shares outstanding:
Basic (in shares)	549	555	552	554
Diluted (in shares)	556	557	558	557